OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
The components of other assets were as follows:

	December 31, 2015	December 31, 2014
Deferred financing costs	$3.6	$3.1
Deferred charges and other	1.6	2.9
Deferred benefit asset – pension plan (note 16)	0.4	–
	$5.6	$6.0